CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 31,137	$ 14,928
Investment securities
Available for sale	102,284	114,503
Held to maturity (fair value of $2,271 and $2,928 as of December 31, 2012 and 2011, respectively)	1,965	2,588
Loans receivable, net	526,720	494,125
Loans receivable, held for sale	706	488
Federal Home Loan Bank stock-at cost	5,431	7,657
Accrued interest receivable	2,460	2,610
Premises and equipment, net	6,108	6,559
Goodwill	4,324	4,324
Bank owned life insurance	19,109	18,506
Other assets	11,592	15,641
TOTAL ASSETS	711,836	681,929
Liabilities
Deposits	560,315	551,288
Advances from the FHLB	60,656	46,908
Advances from borrowers for taxes and insurance	2,880	2,322
Accrued interest payable	817	1,375
Other liabilities	4,223	2,628
Total liabilities	628,891	604,521
Stockholders' equity
Preferred stock, no par value; 2,000,000 shares authorized at December 31, 2012 and 2011, none issued	0	0
Common stock, $0.10 par value; 10,000,000 shares authorized, 5,290,000 shares issued, 2,838,493 and 2,831,874 shares outstanding at December 31, 2012 and 2011, respectively, net of shares in treasury: 2012-2,451,507; 2011-2,458,126.	529	529
Additional paid-in capital	54,328	54,118
Unearned ESOP shares	(970)	(1,097)
Treasury stock-at cost	(50,896)	(51,032)
Retained earnings	78,984	74,144
Accumulated other comprehensive income	970	746
Total stockholders' equity	82,945	77,408
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 711,836	$ 681,929